Fee and Commission Income	6 Months Ended
Sep. 30, 2024
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Fee and Commission Income
13	FEE AND COMMISSION INCOME
Fee and commission income for the six months ended September 30, 2024 and 2023 consisted of the following:

	For the six months ended September 30,
	2024	2023

	(In millions)
Loans	¥86,325	¥71,500
Credit card business	231,147	207,529
Guarantees	40,431	41,245
Securities-related business	129,100	88,549
Deposits	9,396	9,016
Remittances and transfers	78,818	74,658
Safe deposits	2,043	2,195
Trust fees	4,499	3,785
Investment trusts	95,172	82,543
Agency	4,288	4,746
Others	107,131	104,949

Total fee and commission income	¥788,350	¥690,715

Primary sources of fee and commission income are fees obtained through the credit card business, fees and commissions obtained through the securities-related business, fees and commissions obtained through investment trusts, loan transaction fees, and remittance and transfer fees. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit. Fees obtained through the credit card business principally arise in the Retail Business Unit. Fees and commissions obtained through the securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses.